Vanguard U.S. Liquidity Factor ETF

Schedule of Investments (unaudited)
As of August 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)
Consumer Discretionary (8.6%)
VF Corp.	3,680	242
Yum! Brands Inc.	1,630	156
Ross Stores Inc.	1,184	108
* O'Reilly Automotive Inc.	205	95
Amerco	228	81
Penske Automotive Group Inc.	1,615	76
Pool Corp.	228	75
Churchill Downs Inc.	421	74
Rollins Inc.	1,181	65
Choice Hotels International Inc.	655	65
Columbia Sportswear Co.	700	60
* Liberty Broadband Corp.	426	60
Johnson Outdoors Inc. Class A	661	57
Haverty Furniture Cos. Inc.	2,679	57
Autoliv Inc.	683	54
* Liberty Media Corp -Liberty Formula One Class C	1,319	51
* Carrols Restaurant Group Inc.	7,575	50
Cable One Inc.	27	50
Genuine Parts Co.	502	47
* Vera Bradley Inc.	8,742	46
* Lands' End Inc.	3,302	44
* Liberty Media Corp -Liberty SiriusXM Class C	1,205	43
* Golden Entertainment Inc	3,288	42
Acushnet Holdings Corp.	1,182	42
* Houghton Mifflin Harcourt Co.	18,296	41
Cato Corp. Class A	5,120	41
* frontdoor Inc.	916	40
Winmark Corp.	257	40
Carriage Services Inc. Class A	1,731	38
* AutoNation Inc.	670	38
Service Corp. International	798	36
Gentex Corp.	1,317	36
National CineMedia Inc.	9,433	34
* American Public Education Inc.	1,067	34
* Noodles & Co.	4,314	33
Wyndham Destinations Inc.	1,105	32
* PlayAGS Inc.	7,985	32
EW Scripps Co. Class A	2,801	31
* Accel Entertainment Inc.	2,552	30
Standard Motor Products Inc.	658	30
* Qurate Retail Group Inc. QVC Group Class A	2,695	30
* Rosetta Stone Inc.	967	29
* Monarch Casino & Resort Inc.	627	29
* Del Taco Restaurants Inc.	3,422	29
Aaron's Inc.	510	29

* Chuy's Holdings Inc.	1,230	27
Leggett & Platt Inc.	667	27
* Liberty TripAdvisor Holdings Inc. Class A	9,632	27
Movado Group Inc.	2,386	26
* Fiesta Restaurant Group Inc.	2,585	26
National Presto Industries Inc.	277	25
WillScot Mobile Mini Holdings Corp. Class A	1,391	25
* Grand Canyon Education Inc.	264	25
Marcus Corp.	1,560	24
* iHeartMedia Inc. Class A	2,642	24
* MarineMax Inc.	815	24
* Motorcar Parts of America Inc.	1,376	24
Viad Corp.	1,087	23
* Stoneridge Inc.	1,148	23
* Lindblad Expeditions Holdings Inc.	2,303	23
Las Vegas Sands Corp.	434	22
Core-Mark Holding Co. Inc.	656	22
Wyndham Hotels & Resorts Inc.	418	22
* Liberty Media Corp -Liberty Braves	1,107	22
* ServiceMaster Global Holdings Inc.	519	21
* Universal Electronics Inc.	496	20
Ethan Allen Interiors Inc.	1,388	20
* El Pollo Loco Holdings Inc.	1,083	19
* Duluth Holdings Inc.	1,977	19
Twin River Worldwide Holdings Inc.	764	18
News Corp. Class A	1,199	18
Entercom Communications Corp. Class A	11,940	18
* Liberty Global plc Class C	771	18
Tilly's Inc. Class A	2,797	18
* Floor & Decor Holdings Inc. Class A	224	16
Inter Parfums Inc.	326	15
* ZAGG Inc.	4,461	14
Coty Inc. Class A	3,836	14
Interface Inc. Class A	1,781	14
Marriott Vacations Worldwide Corp.	140	13
TEGNA Inc.	990	12
* Quotient Technology Inc.	1,368	12
* Sportsman's Warehouse Holdings Inc.	751	12
Scholastic Corp.	497	11
* Liberty Latin America Ltd. Class C	1,165	11
* Bright Horizons Family Solutions Inc.	76	10
* Lovesac Co.	339	9
* SP Plus Corp.	211	4
* Clear Channel Outdoor Holdings Inc.	1,307	2
		3,271
Consumer Staples (4.6%)
Keurig Dr Pepper Inc.	10,858	324
* Monster Beverage Corp.	2,710	227
Kraft Heinz Co.	5,010	176
Sysco Corp.	2,796	168
Kimberly-Clark Corp.	958	151
* Darling Ingredients Inc.	2,637	84
Lancaster Colony Corp.	418	74
Weis Markets Inc.	1,429	70
Seaboard Corp.	24	65
* Pilgrim's Pride Corp.	3,758	60
Flowers Foods Inc.	2,251	55

Philip Morris International Inc.	593	47
Brown-Forman Corp. Class B	644	47
Walgreens Boots Alliance Inc.	959	37
Tootsie Roll Industries Inc.	945	30
Colgate-Palmolive Co.	364	29
Andersons Inc.	1,535	27
SpartanNash Co.	1,161	23
Constellation Brands Inc. Class A	124	23
* Performance Food Group Co.	585	22
Universal Corp.	318	14
Turning Point Brands Inc.	358	10
		1,763
Energy (2.3%)
Kinder Morgan Inc.	7,094	98
* Frank's International NV	37,872	87
Phillips 66	1,432	84
Liberty Oilfield Services Inc. Class A	9,390	61
Valero Energy Corp.	1,110	58
Valvoline Inc.	2,592	53
Berry Corp.	10,379	41
EOG Resources Inc.	835	38
* Oil States International Inc.	7,900	35
CVR Energy Inc.	1,972	33
* Select Energy Services Inc. Class A	6,802	32
* REX American Resources Corp.	522	32
* KLX Energy Services Holdings Inc.	4,069	32
Archrock Inc.	3,894	25
* Tidewater Inc.	3,699	25
* Bonanza Creek Energy Inc.	1,083	22
* Newpark Resources Inc.	11,108	22
* Exterran Corp.	4,613	21
Marathon Petroleum Corp.	567	20
* Penn Virginia Corp.	1,646	19
Equitrans Midstream Corp.	1,046	11
Antero Midstream Corp.	1,501	10
* Matrix Service Co.	863	8
		867
Financial Services (34.6%)
Moody's Corp.	1,265	373
Prologis Inc.	3,031	309
Intercontinental Exchange Inc.	2,361	251
Marsh & McLennan Cos. Inc.	2,115	243
Aflac Inc.	6,256	227
Aon plc Class A	1,114	223
Allstate Corp.	2,331	217
Welltower Inc.	3,607	207
SBA Communications Corp. Class A	652	200
Capital One Financial Corp.	2,783	192
Truist Financial Corp.	4,892	190
Travelers Cos. Inc.	1,594	185
American International Group Inc.	6,306	184
Public Storage	850	181
Progressive Corp.	1,899	180
Prudential Financial Inc.	2,565	174
Chubb Ltd.	1,388	173
Equinix Inc.	212	167

Bank of New York Mellon Corp.	4,043	149
Crown Castle International Corp.	870	142
BlackRock Inc.	211	125
S&P Global Inc.	304	111
RLI Corp.	1,181	111
US Bancorp	2,972	108
Brown & Brown Inc.	2,319	108
TFS Financial Corp.	6,927	107
PNC Financial Services Group Inc.	927	103
MetLife Inc.	2,322	89
First Industrial Realty Trust Inc.	2,003	85
CME Group Inc.	472	83
CNA Financial Corp.	2,565	83
FNB Corp.	10,962	82
Commerce Bancshares Inc.	1,329	79
First Citizens BancShares Inc. Class A	193	76
Glacier Bancorp Inc.	2,112	74
Rayonier Inc.	2,501	73
Hersha Hospitality Trust Class A	10,955	70
Healthcare Realty Trust Inc.	2,441	70
Trustmark Corp.	2,994	70
Morningstar Inc.	431	69
* Arch Capital Group Ltd.	2,188	69
PS Business Parks Inc.	536	68
East West Bancorp Inc.	1,777	65
* Cushman & Wakefield plc	5,617	65
First Financial Bankshares Inc.	2,149	65
Erie Indemnity Co. Class A	303	65
Primerica Inc.	514	64
CIT Group Inc.	3,197	63
Community Bank System Inc.	1,043	63
* Enstar Group Ltd.	350	63
Univest Financial Corp.	3,883	62
BOK Financial Corp.	1,108	62
Rexford Industrial Realty Inc.	1,296	62
Stifel Financial Corp.	1,225	62
Selective Insurance Group Inc.	1,019	61
United Bankshares Inc.	2,249	59
Heritage Commerce Corp.	8,471	59
* Bancorp Inc.	6,108	58
Kemper Corp.	744	58
Globe Life Inc.	694	57
Equity Commonwealth	1,820	57
Assured Guaranty Ltd.	2,655	57
* Markel Corp.	52	57
EastGroup Properties Inc.	422	56
White Mountains Insurance Group Ltd.	63	56
Lamar Advertising Co. Class A	811	56
Premier Financial Corp.	3,072	56
JBG SMITH Properties	1,997	55
Provident Financial Services Inc.	4,095	54
Central Pacific Financial Corp.	3,468	54
Mid-America Apartment Communities Inc.	452	53
Hanover Insurance Group Inc.	511	52
Alleghany Corp.	94	52
Bank OZK	2,240	52
Pinnacle Financial Partners Inc.	1,278	51

Popular Inc.	1,365	51
SEI Investments Co.	959	50
Valley National Bancorp	6,628	50
WesBanco Inc.	2,222	49
* StoneX Group Inc.	864	49
Berkshire Hills Bancorp Inc.	5,286	49
Sterling Bancorp	4,112	48
New Senior Investment Group Inc.	10,592	46
Outfront Media Inc.	2,685	45
PacWest Bancorp	2,369	45
Meridian Bancorp Inc.	3,875	45
MGIC Investment Corp.	4,846	44
First American Financial Corp.	845	44
First Busey Corp.	2,475	44
Old Republic International Corp.	2,714	44
* St. Joe Co.	1,869	43
Whitestone REIT	6,745	43
Boston Private Financial Holdings Inc.	7,251	43
Radian Group Inc.	2,787	43
Brightsphere Investment Group Inc.	3,020	42
Washington Trust Bancorp Inc.	1,222	41
Interactive Brokers Group Inc.	768	41
TCF Financial Corp.	1,510	41
Sabra Health Care REIT Inc.	2,714	40
Weingarten Realty Investors	2,293	40
Essent Group Ltd.	1,119	40
Hudson Pacific Properties Inc.	1,698	40
Fidelity National Financial Inc.	1,210	40
Saul Centers Inc.	1,408	39
First Commonwealth Financial Corp.	4,760	39
Webster Financial Corp.	1,416	39
Camden Property Trust	428	39
Global Medical REIT Inc.	3,017	39
Santander Consumer USA Holdings Inc.	2,229	38
HCI Group Inc.	699	38
* Donnelley Financial Solutions Inc.	3,506	38
Urstadt Biddle Properties Inc. Class A	4,091	38
Stock Yards Bancorp Inc.	886	38
Safety Insurance Group Inc.	520	38
UMH Properties Inc.	2,584	38
1st Source Corp.	1,089	38
American Campus Communities Inc.	1,106	37
First Financial Bancorp	2,715	37
First Bancorp	1,819	37
* Cannae Holdings Inc.	968	37
Lakeland Bancorp Inc.	3,435	37
Axis Capital Holdings Ltd.	760	36
Hope Bancorp Inc.	4,289	36
First Foundation Inc.	2,367	36
Nelnet Inc. Class A	546	36
Franklin Street Properties Corp.	8,020	36
Heritage Financial Corp.	1,776	35
Cass Information Systems Inc.	903	35
AMERISAFE Inc.	529	35
* Credit Acceptance Corp.	91	35
Prosperity Bancshares Inc.	645	35
Eaton Vance Corp.	850	35

National Western Life Group Inc. Class A	158	35
Janus Henderson Group plc	1,660	34
Lakeland Financial Corp.	749	34
Live Oak Bancshares Inc.	1,521	34
Lazard Ltd. Class A	1,063	34
Cohen & Steers Inc.	551	33
Duke Realty Corp.	855	33
BancFirst Corp.	746	33
Getty Realty Corp.	1,113	33
OneMain Holdings Inc	1,118	33
Ryman Hospitality Properties Inc.	851	32
Synovus Financial Corp.	1,481	32
* Customers Bancorp Inc.	2,520	32
Park National Corp.	354	32
James River Group Holdings Ltd.	651	32
Tompkins Financial Corp.	479	32
Highwoods Properties Inc.	849	32
Newmark Group Inc. Class A	7,134	32
Federal Agricultural Mortgage Corp. Class C	459	31
NBT Bancorp Inc.	1,014	31
Community Healthcare Trust Inc.	654	31
Independent Bank Corp.	2,023	30
* Columbia Financial Inc.	2,822	30
Douglas Emmett Inc.	1,078	30
Equitable Holdings Inc.	1,420	30
SLM Corp.	3,853	29
Cullen/Frost Bankers Inc.	422	29
American Finance Trust Inc.	4,240	29
Umpqua Holdings Corp.	2,558	29
ConnectOne Bancorp Inc.	1,908	29
Equity Residential	508	29
FB Financial Corp.	1,058	29
Kilroy Realty Corp.	484	28
American Homes 4 Rent Class A	983	28
TriCo Bancshares	995	28
HomeStreet Inc.	994	27
Life Storage Inc.	257	27
* EZCORP Inc. Class A	5,030	27
Westamerica BanCorp	441	27
Allegiance Bancshares Inc.	1,054	27
ServisFirst Bancshares Inc.	731	27
Bryn Mawr Bank Corp.	983	27
Gaming and Leisure Properties Inc.	725	26
Jefferies Financial Group Inc.	1,496	26
Service Properties Trust	3,194	26
Investors Real Estate Trust	367	26
PJT Partners Inc.	436	26
Alexander's Inc.	101	26
First Bancshares Inc.	1,199	26
City Holding Co.	401	26
Southside Bancshares Inc.	930	26
CubeSmart	810	26
Kite Realty Group Trust	2,278	26
* TriState Capital Holdings Inc.	1,820	25
* Greenlight Capital Re Ltd. Class A	3,454	25
Plymouth Industrial REIT Inc.	1,853	25
Sculptor Capital Management Inc. Class A	1,930	25

TrustCo Bank Corp. NY	4,124	25
Preferred Bank	652	24
Banner Corp.	670	24
Horace Mann Educators Corp.	613	24
* CBRE Group Inc. Class A	509	24
* Triumph Bancorp Inc.	818	23
Towne Bank	1,305	23
LPL Financial Holdings Inc.	281	23
* Watford Holdings Ltd.	1,438	23
* Brighthouse Financial Inc.	757	23
CoreSite Realty Corp.	187	23
Northwest Bancshares Inc.	2,254	23
National Retail Properties Inc.	642	23
First Merchants Corp.	889	23
Diamond Hill Investment Group Inc.	183	23
Atlantic Union Bankshares Corp.	958	22
Alexander & Baldwin Inc.	1,833	22
ProAssurance Corp.	1,447	22
Western Alliance Bancorp	621	22
Capitol Federal Financial Inc.	2,299	21
Unum Group	1,159	21
RPT Realty	3,618	21
Bank of NT Butterfield & Son Ltd.	826	21
CatchMark Timber Trust Inc. Class A	1,984	20
Universal Health Realty Income Trust	294	20
United Fire Group Inc.	769	19
Preferred Apartment Communities Inc. Class A	2,900	19
* Marcus & Millichap Inc.	674	19
* Focus Financial Partners Inc. Class A	529	19
* I3 Verticals Inc. Class A	667	19
National Bank Holdings Corp. Class A	633	18
Hamilton Lane Inc. Class A	242	18
Independence Realty Trust Inc.	1,453	17
Chatham Lodging Trust	2,443	17
Curo Group Holdings Corp.	2,189	17
Gladstone Commercial Corp.	845	17
S&T Bancorp Inc.	820	17
CorEnergy Infrastructure Trust Inc.	1,843	16
Heartland Financial USA Inc.	465	16
Armada Hoffler Properties Inc.	1,583	16
OceanFirst Financial Corp.	989	15
Enterprise Financial Services Corp.	511	15
Sandy Spring Bancorp Inc.	635	15
Employers Holdings Inc.	458	15
RMR Group Inc. Class A	528	15
Brookline Bancorp Inc.	1,545	15
CorePoint Lodging Inc.	2,604	15
Banc of California Inc.	1,322	15
Heritage Insurance Holdings Inc.	1,093	14
NexPoint Residential Trust Inc.	341	14
Hanmi Financial Corp.	1,443	14
Greenhill & Co. Inc.	1,213	14
Independent Bank Corp.	216	14
American National Insurance Co.	158	12
* Enova International Inc.	689	12
International Bancshares Corp.	354	11
City Office REIT Inc.	1,329	11

* International Money Express Inc.	628	11
Wintrust Financial Corp.	238	10
Renasant Corp.	365	9
WisdomTree Investments Inc.	2,266	8
American Financial Group Inc.	121	8
OFG Bancorp	628	8
National Health Investors Inc.	127	8
FirstCash Inc.	122	7
Loews Corp.	201	7
First Hawaiian Inc.	431	7
Bank of Hawaii Corp.	126	7
* Ashford Hospitality Trust Inc.	4	—
		13,145
Health Care (12.1%)
Stryker Corp.	1,376	273
HCA Healthcare Inc.	1,780	242
Zoetis Inc.	1,485	238
* Edwards Lifesciences Corp.	1,698	146
Baxter International Inc.	1,628	142
* Vertex Pharmaceuticals Inc.	388	108
* Boston Scientific Corp.	2,621	107
* Horizon Therapeutics plc	1,211	91
* Neogen Corp.	1,121	85
* Quanterix Corp.	2,135	76
* Catalent Inc.	796	74
Bio-Techne Corp.	263	67
* Syneos Health Inc.	1,015	64
* Globus Medical Inc.	1,026	58
* Blueprint Medicines Corp.	736	57
* NGM Biopharmaceuticals Inc.	3,023	56
* Geron Corp.	27,103	56
* Bridgebio Pharma Inc.	1,797	54
PerkinElmer Inc.	451	53
* Charles River Laboratories International Inc.	238	52
* Rhythm Pharmaceuticals Inc.	1,712	50
Bruker Corp.	1,171	49
* Integra LifeSciences Holdings Corp.	978	47
* SI-BONE Inc.	2,087	46
* Precigen Inc.	7,499	45
Chemed Corp.	86	44
* Replimune Group Inc.	1,647	44
National Research Corp.	760	43
* FibroGen Inc.	943	42
* Fluidigm Corp.	5,382	42
* Rocket Pharmaceuticals Inc.	1,647	42
* Allogene Therapeutics Inc.	1,152	41
* Alnylam Pharmaceuticals Inc.	309	41
* Akero Therapeutics Inc.	1,219	40
* Novocure Ltd.	472	39
* CorVel Corp.	466	39
* MeiraGTx Holdings plc	2,909	38
* Surgery Partners Inc.	1,975	38
* Providence Service Corp.	398	37
* Ontrak Inc.	502	37
* BioSpecifics Technologies Corp.	557	36
* Adaptive Biotechnologies Corp.	849	35
* Option Care Health Inc.	2,974	35

* RadNet Inc.	2,349	34
Hill-Rom Holdings Inc.	356	33
* Denali Therapeutics Inc.	1,044	33
* Amphastar Pharmaceuticals Inc.	1,607	33
* Aquestive Therapeutics Inc.	4,154	33
* Allakos Inc.	357	32
* Agenus Inc.	7,247	32
National HealthCare Corp.	492	31
* Syros Pharmaceuticals Inc.	2,364	31
* Hanger Inc.	1,580	31
* Ocular Therapeutix Inc.	3,523	31
* OrthoPediatrics Corp.	608	31
LeMaitre Vascular Inc.	940	30
* Molecular Templates Inc.	2,605	30
* Kura Oncology Inc.	1,165	29
* Stoke Therapeutics Inc.	953	28
* TransMedics Group Inc.	1,554	28
* Affimed NV	7,852	27
* Theravance Biopharma Inc.	1,452	27
* BioLife Solutions Inc.	1,209	26
* PRA Health Sciences Inc.	240	26
* HealthStream Inc.	1,230	25
* CytomX Therapeutics Inc.	3,440	25
* Cerus Corp.	3,938	25
* Prothena Corp. plc	1,910	25
* Atreca Inc. Class A	1,679	24
* Y-mAbs Therapeutics Inc.	537	23
* Durect Corp.	13,259	23
* Triple-S Management Corp. Class B	1,211	22
* Translate Bio Inc.	1,594	22
* Heska Corp.	216	22
* Adamas Pharmaceuticals Inc.	4,298	22
* Antares Pharma Inc.	7,586	21
* PDL BioPharma Inc.	6,384	21
* Voyager Therapeutics Inc.	1,784	21
* Homology Medicines Inc.	1,978	21
* OraSure Technologies Inc.	1,777	21
* Odonate Therapeutics Inc.	1,286	21
* BioDelivery Sciences International Inc.	5,306	21
* LivaNova plc	441	21
* Assembly Biosciences Inc.	941	21
* Paratek Pharmaceuticals Inc.	4,443	20
* Eidos Therapeutics Inc.	467	20
* Alphatec Holdings Inc.	3,135	19
* Abeona Therapeutics Inc.	7,634	18
* Arcus Biosciences Inc.	753	18
* Avrobio Inc.	982	17
* Sientra Inc.	4,288	16
* Ionis Pharmaceuticals Inc.	289	16
* Surmodics Inc.	346	16
* ADMA Biologics Inc.	6,064	15
* NextGen Healthcare Inc.	1,139	15
* Joint Corp.	834	15
* Akebia Therapeutics Inc.	1,385	14
* Precision BioSciences Inc.	2,472	14
* Quotient Ltd.	2,735	14
* Kiniksa Pharmaceuticals Ltd. Class A	766	14

* Rigel Pharmaceuticals Inc.	5,213	13
Invacare Corp.	1,894	13
* MannKind Corp.	7,210	13
* Anavex Life Sciences Corp.	2,920	12
* Immunovant Inc.	345	12
* Applied Therapeutics Inc.	478	11
* VBI Vaccines Inc.	2,704	11
* Recro Pharma Inc.	3,866	11
* Kadmon Holdings Inc.	2,049	10
* GlycoMimetics Inc.	2,773	10
* Cutera Inc.	611	10
* Vapotherm Inc.	313	10
* Calithera Biosciences Inc.	2,305	9
* Meridian Bioscience Inc.	653	9
* IntriCon Corp.	737	9
Phibro Animal Health Corp. Class A	398	9
* Gossamer Bio Inc.	580	8
* CytoSorbents Corp.	951	8
* ZIOPHARM Oncology Inc.	2,412	7
* Five Prime Therapeutics Inc.	1,367	6
		4,594
Materials & Processing (6.4%)
Air Products & Chemicals Inc.	963	281
Dow Inc.	4,256	192
Ecolab Inc.	520	102
Linde plc	379	95
NewMarket Corp.	243	91
Silgan Holdings Inc.	2,275	87
Timken Co.	1,441	78
Sonoco Products Co.	1,221	65
Reliance Steel & Aluminum Co.	568	60
Kronos Worldwide Inc.	4,702	59
MDU Resources Group Inc.	2,403	57
* Cornerstone Building Brands Inc.	6,686	53
Trane Technologies plc	448	53
* RBC Bearings Inc.	401	53
Chase Corp.	534	52
RPM International Inc.	575	49
Westlake Chemical Corp.	798	47
Griffon Corp.	2,134	46
Scotts Miracle-Gro Co.	262	44
* Forterra Inc.	3,163	42
* BlueLinx Holdings Inc.	2,020	41
Stepan Co.	338	39
* AdvanSix Inc.	3,061	39
Myers Industries Inc.	2,487	38
* Kraton Corp.	2,609	37
Gold Resource Corp.	8,746	35
Huntsman Corp.	1,411	30
Haynes International Inc.	1,620	30
* Novagold Resources Inc.	2,718	29
AAON Inc.	491	28
* Gibraltar Industries Inc.	442	28
* Rayonier Advanced Materials Inc.	8,290	26
Watsco Inc.	104	25
Quanex Building Products Corp.	1,508	25
* Clearwater Paper Corp.	745	25

Innospec Inc.	311	23
* Koppers Holdings Inc.	953	23
Orion Engineered Carbons SA	1,882	23
Ashland Global Holdings Inc.	309	23
Materion Corp.	414	23
P H Glatfelter Co.	1,433	21
Mueller Industries Inc.	705	21
W R Grace & Co.	514	21
Armstrong World Industries Inc.	279	21
Minerals Technologies Inc.	400	20
DuPont de Nemours Inc.	297	17
Sealed Air Corp.	402	16
Eagle Materials Inc.	182	15
Verso Corp.	977	13
Acuity Brands Inc.	104	11
Neenah Inc.	249	11
Mueller Water Products Inc. Class A	943	10
Avery Dennison Corp.	85	10
* TopBuild Corp.	60	9
* Ingevity Corp.	132	7
* Amyris Inc.	2,215	7
Apogee Enterprises Inc.	323	7
		2,433
Producer Durables (17.0%)
Illinois Tool Works Inc.	1,895	374
Roper Technologies Inc.	817	349
Eaton Corp. plc	2,791	285
Waste Management Inc.	1,978	226
Emerson Electric Co.	3,195	222
Johnson Controls International plc	4,768	194
General Dynamics Corp.	1,241	185
Accenture plc Class A	662	159
ADT Inc.	11,415	122
Deere & Co.	545	114
MSA Safety Inc.	854	108
CoreLogic Inc.	1,435	95
* TriNet Group Inc.	1,261	86
Nordson Corp.	445	83
* Paylocity Holding Corp.	502	74
Graco Inc.	1,215	71
Tetra Tech Inc.	758	70
Helios Technologies Inc.	1,691	70
nVent Electric plc	3,476	66
Donaldson Co. Inc.	1,313	66
Littelfuse Inc.	362	65
* Covenant Transportation Group Inc. Class A	3,565	65
Exponent Inc.	744	60
* Trimble Inc.	1,067	56
Lincoln Electric Holdings Inc.	568	55
* Teledyne Technologies Inc.	173	54
TTEC Holdings Inc.	937	53
Crane Co.	926	52
CRA International Inc.	1,231	52
* Aecom	1,320	52
AGCO Corp.	693	49
* Construction Partners Inc. Class A	2,591	48
* Gates Industrial Corp. plc	4,256	48

EMCOR Group Inc.	618	46
ArcBest Corp.	1,352	46
REV Group Inc.	5,590	43
ITT Inc.	665	42
* Titan Machinery Inc.	2,945	40
* MYR Group Inc.	1,002	39
Marten Transport Ltd.	2,131	39
* Forrester Research Inc.	1,081	38
* Lydall Inc.	2,037	38
* BrightView Holdings Inc.	3,088	38
* Clean Harbors Inc.	618	38
CSW Industrials Inc.	522	38
Genco Shipping & Trading Ltd.	5,227	37
Kelly Services Inc. Class A	1,943	37
BWX Technologies Inc.	653	36
Hyster-Yale Materials Handling Inc.	894	36
* Ingersoll Rand Inc.	1,001	35
Columbus McKinnon Corp.	959	35
* Sterling Construction Co. Inc.	2,450	35
* Sykes Enterprises Inc.	1,044	35
* CBIZ Inc.	1,412	34
* Team Inc.	5,303	34
Air Lease Corp. Class A	1,083	34
Ennis Inc.	1,808	33
* Vectrus Inc.	763	33
Curtiss-Wright Corp.	313	32
Ardmore Shipping Corp.	8,621	32
Hackett Group Inc.	2,517	32
Norfolk Southern Corp.	148	31
* FARO Technologies Inc.	551	31
Otter Tail Corp.	800	31
* Herc Holdings Inc.	752	31
* Cross Country Healthcare Inc.	4,817	31
Franklin Electric Co. Inc.	514	31
Wabash National Corp.	2,497	31
* Great Lakes Dredge & Dock Corp.	3,212	30
* Aegion Corp. Class A	1,846	30
John Bean Technologies Corp.	290	30
Xylem Inc.	369	30
* AerCap Holdings NV	996	29
* Textainer Group Holdings Ltd.	2,475	29
Astec Industries Inc.	548	29
* Sensata Technologies Holding plc	684	28
Encore Wire Corp.	551	28
* Ducommun Inc.	743	28
Raven Industries Inc.	1,109	28
Douglas Dynamics Inc.	716	28
Hubbell Inc. Class B	189	27
* Willdan Group Inc.	953	27
* Diamond S Shipping Inc.	3,210	26
Tennant Co.	394	26
* TriMas Corp.	1,033	26
ESCO Technologies Inc.	289	26
Landstar System Inc.	193	26
Textron Inc.	639	25
EnPro Industries Inc.	430	25
Pentair plc	542	24

Resources Connection Inc.	1,974	24
* Modine Manufacturing Co.	3,560	24
* Echo Global Logistics Inc.	862	24
Barrett Business Services Inc.	406	23
* Huron Consulting Group Inc.	534	23
* PAE Inc.	2,615	23
Primoris Services Corp.	1,206	23
* Axon Enterprise Inc.	265	23
McGrath RentCorp	339	23
Costamare Inc.	4,433	22
* SEACOR Holdings Inc.	708	22
RR Donnelley & Sons Co.	16,667	22
* Astronics Corp.	2,432	22
ManpowerGroup Inc.	295	22
Matson Inc.	521	21
* CAI International Inc.	943	21
* Napco Security Technologies Inc.	817	20
* Kirby Corp.	468	20
Carlisle Cos. Inc.	151	20
Kadant Inc.	168	20
* Thermon Group Holdings Inc.	1,465	19
* Mesa Air Group Inc.	5,234	19
Scorpio Bulkers Inc.	1,371	19
Kforce Inc.	556	19
MAXIMUS Inc.	244	19
International Seaways Inc.	1,112	19
Automatic Data Processing Inc.	135	19
* Air Transport Services Group Inc.	730	19
FLIR Systems Inc.	490	18
Quad/Graphics Inc.	4,639	16
Standex International Corp.	275	16
SFL Corp. Ltd.	1,761	15
Powell Industries Inc.	565	15
Macquarie Infrastructure Corp.	532	15
ACCO Brands Corp.	2,230	14
* ExlService Holdings Inc.	224	14
* Manitowoc Co. Inc.	1,378	13
* Franklin Covey Co.	648	13
HNI Corp.	384	12
Woodward Inc.	141	12
AZZ Inc.	329	11
* CIRCOR International Inc.	383	11
Luxfer Holdings plc	794	11
* DXP Enterprises Inc.	567	11
Park Aerospace Corp.	968	11
Toro Co.	141	11
Advanced Emissions Solutions Inc.	2,583	10
Heartland Express Inc.	483	10
Kaman Corp.	206	10
Heidrick & Struggles International Inc.	440	10
Enerpac Tool Group Corp. Class A	416	9
Insperity Inc.	117	8
		6,475
Technology (8.4%)
Pegasystems Inc.	855	110
Analog Devices Inc.	918	107
Cognizant Technology Solutions Corp. Class A	1,553	104

TE Connectivity Ltd.	1,016	98
* Silicon Laboratories Inc.	735	75
SYNNEX Corp.	587	75
Dolby Laboratories Inc. Class A	1,048	73
* Manhattan Associates Inc.	715	70
L3Harris Technologies Inc.	383	69
* Nuance Communications Inc.	2,158	65
* Black Knight Inc.	755	64
* Endurance International Group Holdings Inc.	9,518	62
Simulations Plus Inc.	1,029	61
Ubiquiti Inc.	321	58
National Instruments Corp.	1,586	57
Cognex Corp.	764	53
* ACI Worldwide Inc.	1,765	52
Perspecta Inc.	2,408	50
PC Connection Inc.	1,129	50
Monolithic Power Systems Inc.	187	50
MKS Instruments Inc.	414	50
* EPAM Systems Inc.	151	49
* SolarWinds Corp.	2,295	48
* Parsons Corp.	1,424	47
* Arlo Technologies Inc.	8,210	47
* MaxLinear Inc.	1,906	46
* CEVA Inc.	1,085	46
Loral Space & Communications Inc.	1,923	45
* Ceridian HCM Holding Inc.	566	45
* Synchronoss Technologies Inc.	10,015	44
* Qualys Inc.	409	43
* Agilysys Inc.	1,701	43
* Verint Systems Inc.	900	43
* A10 Networks Inc.	4,902	42
QAD Inc. Class A	919	42
Blackbaud Inc.	653	42
* Telenav Inc.	8,810	40
Science Applications International Corp.	469	39
* Harmonic Inc.	6,568	39
* OneSpan Inc.	1,793	39
* MobileIron Inc.	5,476	36
Cohu Inc.	2,061	35
* Arrow Electronics Inc.	451	35
* PDF Solutions Inc.	1,704	35
* RealPage Inc.	551	35
* NCR Corp.	1,679	34
* Inovalon Holdings Inc. Class A	1,224	30
ADTRAN Inc.	2,726	30
Maxar Technologies Inc.	1,299	30
* Aspen Technology Inc.	236	30
* Axcelis Technologies Inc.	1,225	29
* FormFactor Inc.	1,087	28
CTS Corp.	1,311	27
* Mercury Systems Inc.	360	27
* Amkor Technology Inc.	2,130	26
* Avid Technology Inc.	3,122	25
* Medallia Inc.	692	25
* CalAmp Corp.	3,027	25
* ViaSat Inc.	605	24
Jabil Inc.	673	23

* Digi International Inc.	1,537	21
* Limelight Networks Inc.	3,681	21
Sabre Corp.	2,953	21
* Mitek Systems Inc.	1,545	20
* Photronics Inc.	1,941	20
* comScore Inc.	7,292	19
* IPG Photonics Corp.	116	19
* Veeco Instruments Inc.	1,544	18
* ScanSource Inc.	733	18
* nLight Inc.	754	18
* Coherent Inc.	139	16
Entegris Inc.	231	16
Methode Electronics Inc.	520	15
NIC Inc.	670	14
* ePlus Inc.	183	14
* SecureWorks Corp. Class A	1,084	14
* Virtusa Corp.	335	13
Comtech Telecommunications Corp.	704	12
* Casa Systems Inc.	2,219	10
Avnet Inc.	273	8
* Grid Dynamics Holdings Inc.	809	6
		3,204
Utilities (5.5%)
WEC Energy Group Inc.	2,342	220
Sempra Energy	1,551	192
Xcel Energy Inc.	2,047	142
American Electric Power Co. Inc.	1,349	106
Southern Co.	1,788	93
Exelon Corp.	2,205	82
New Jersey Resources Corp.	2,630	79
Avangrid Inc.	1,641	79
ONE Gas Inc.	997	74
Dominion Energy Inc.	892	70
PNM Resources Inc.	1,555	68
ALLETE Inc.	1,097	59
Spire Inc.	995	58
Black Hills Corp.	936	53
NorthWestern Corp.	992	51
* WideOpenWest Inc.	8,702	50
Southwest Gas Holdings Inc.	727	46
Hawaiian Electric Industries Inc.	1,306	45
ATN International Inc.	777	45
UGI Corp.	1,272	44
* ORBCOMM Inc.	10,819	44
Middlesex Water Co.	673	43
Ormat Technologies Inc.	610	37
* Anterix Inc.	834	37
IDACORP Inc.	393	35
National Fuel Gas Co.	619	28
* United States Cellular Corp.	721	26
Unitil Corp.	615	26
Portland General Electric Co.	663	25
Shenandoah Telecommunications Co.	434	24
SJW Group	355	22
* Sunnova Energy International Inc.	920	22
OGE Energy Corp.	675	22
Chesapeake Utilities Corp.	188	15

MGE Energy Inc.		115	8
			2,070
Total Common Stocks (Cost $37,278)			37,822
	Coupon
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
1 Vanguard Market Liquidity Fund (Cost $109)	0.147%	1,084	109
Total Investments (99.8%) (Cost $37,387)			37,931
Other Assets and Liabilities-Net (0.2%)			62
Net Assets (100%)			37,993
Cost is in $000.

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	September 2020	5	87	8

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

At August 31, 2020, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.